Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Mar. 15, 2023
Document Information Line Items
Entity Registrant Name	Integrated Media Technology Ltd
Trading Symbol	IMTE
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		20,687,807
Amendment Flag	false
Entity Central Index Key	0001668438
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38018
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Suite A, Unit 5, Level 3, Lot 4, Glen 9 Business Park
Entity Address, Address Line Two	Jalan Pensyarah U1/28, Hicom Glenmarie Industrial Park
Entity Address, Postal Zip Code	40150
Entity Address, City or Town	Selangor
Entity Address, Country	MY
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	3487
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Business Contact
Document Information Line Items
Entity Address, Address Line One	Suite 1401 Level 14
Entity Address, Address Line Two	219-227 Elizabeth Street
Entity Address, Postal Zip Code	2000
Entity Address, City or Town	Sydney NSW
Entity Address, Country	AU
City Area Code	+61
Local Phone Number	8 8233 0881
Contact Personnel Email Address	corporate@imtechltd.com
Contact Personnel Name	Zhongqing Yang